Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of amounts recognized in consolidated statement of financial position

	For the year ended	For the year ended
	December 31, 2021	December 31, 2020
Right-of-use assets
Land, building and improvements	10,062	12,087
Plant and production equipment	2,057	843
Vehicles, furniture and fixtures	783	518
	12,902	13,448

Lease liabilities
Current	3,765	3,477
Non-current	8,484	10,207
	12,249	13,684

Summary of evolution of right-of-use assets and lease liabilities

Right-of-use assets	2021	2020
Balances at the beginning of the year	13,448	8,380
Additions	2,407	7,878
Depreciation of the year	(4,154)	(3,213)
Translation differences and inflation adjustment	1,201	403
Balances at the end of the year	12,902	13,448

Lease liabilities	2021	2020
Balances at the beginning of the year	13,684	8,927
New contracts	2,419	7,881
Lease payments	(4,729)	(3,979)
Leases financial cost	737	407
Translation differences and inflation adjustment	138	448
Balances at the end of the year	12,249	13,684

Schedule of maturity of lease liabilities

	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2021	4,035	3,776	5,376	4,354	17,541
At December 31, 2020	3,859	3,691	5,113	3,643	16,306

Schedule of amounts recognized in consolidated statement of income

	For the year ended	For the year ended	For the year ended
	December 31, 2021	December 31, 2020	December 31, 2019
Depreciation charge of right-of-use assets
Land, building and improvements	(3,514)	(2,790)	(2,957)
Plant and production equipment	(160)	(160)	(160)
Vehicles, furniture and fixtures	(480)	(263)	(326)
	(4,154)	(3,213)	(3,443)

Financial expenses (Leases financial cost)	(737)	(407)	(477)
Expense relating to short-term leases (included in cost of services and selling, general and administrative expenses)	(827)	(927)	(439)
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in cost of services and selling, general and administrative expenses)	(299)	(222)	(204)
Expense relating to variable lease payments not included in lease liabilities (included in cost of services)	(467)	(540)	(2,011)

Summary of minimum lease payments receivable on leases and sub-concession of spaces

	At December 31,	At December 31,	At December 31,
	2021	2020	2019
Within 1 year	77,387	66,546	90,914
Between 1 and 5 years	175,409	176,019	248,986
Later than 5 years	42,082	155,840	296,899
Total	294,878	398,405	636,799